Operating Segments (Schedule of Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Operating Income	$ 580	$ 775	$ 1,141
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating Income	342	516	857
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	174	185	130
South America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	99	115	112
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	(41)	(11)	74
North America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	(6)	(5)	45
Other [Member]
Disclosure of geographical areas [Line Items]
Operating Income	6	7	4
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating Income	$ 6	$ (32)	$ (81)